Taxes (Details 4) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Assets (Liabilities), net at beginning of period	$ (212,377,000,000)	$ (241,459,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	45,986,000,000	29,617,000,000
Revaluation surplus reserve		(535,000,000)
Assets (Liabilities), net at ending of period	(166,391,000,000)	(212,377,000,000)
Intangible Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(1,466,000,000)	(265,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(296,000,000)	(1,201,000,000)
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	(1,762,000,000)	(1,466,000,000)
Subtotal Liabilities [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(216,676,000,000)	(262,741,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	41,676,000,000	46,600,000,000
Revaluation surplus reserve		(535,000,000)
Assets (Liabilities), net at ending of period	(175,000,000,000)	(216,676,000,000)
Other PPE [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(11,000,000)	1,808,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	333,000,000	(1,819,000,000)
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	322,000,000	(11,000,000)
Others PPE 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	103,000,000	(494,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(557,000,000)	597,000,000
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	(454,000,000)	103,000,000
Borrowings 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	0	6,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	28,000,000	(6,000,000)
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	28,000,000	0
Investment properties and Property plant and equipment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	97,000,000	1,807,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(50,000,000)	(1,710,000,000)
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	47,000,000	97,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(418,000,000)	10,378,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	408,000,000	(10,796,000,000)
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	(10,000,000)	(418,000,000)
Borrowings [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	369,000,000	3,805,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(357,000,000)	(3,436,000,000)
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	12,000,000	369,000,000
Investment Property and Property Plant and Equipment 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(192,408,000,000)	(204,396,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	30,378,000,000	12,523,000,000
Revaluation surplus reserve		(535,000,000)
Assets (Liabilities), net at ending of period	(162,030,000,000)	(192,408,000,000)
Tax Loss Carry-Forwards [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	1,001,000,000	824,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	1,761,000,000	177,000,000
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	2,762,000,000	1,001,000,000
Subtotal Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	4,299,000,000	21,282,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	4,310,000,000	(16,983,000,000)
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	8,609,000,000	4,299,000,000
Trade And Other Payable [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	3,261,000,000	2,660,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	2,215,000,000	601,000,000
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	5,476,000,000	3,261,000,000
Tax inflation adjustment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(22,015,000,000)	(45,957,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	14,822,000,000	23,942,000,000
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	(7,193,000,000)	(22,015,000,000)
Trade and other receivables 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(823,000,000)	(11,626,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(241,000,000)	10,803,000,000
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	(1,064,000,000)	(823,000,000)
Investments 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(67,000,000)	(9,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(2,458,000,000)	(58,000,000)
Revaluation surplus reserve		0
Assets (Liabilities), net at ending of period	$ (2,525,000,000)	$ (67,000,000)